Organization and Summary of Significant Accounting Policies - Other Property and Equipment (Details) - Furniture and Fixtures	12 Months Ended
Dec. 31, 2016
Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	8 years